Debt - Fair Value Measurement Inputs and Valuation Techniques (Details)	Dec. 31, 2023	Dec. 13, 2023
Expected volatility
Debt Instrument [Line Items]
Long-term debt, measurement input	0.560	0.540
Risk-free rate
Debt Instrument [Line Items]
Long-term debt, measurement input	0.038	0.040
Credit risk adjusted rate
Debt Instrument [Line Items]
Long-term debt, measurement input	0.200	0.200